Derivative Financial Instruments - Impact of Derivatives on Consolidated Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative instruments	$ 612		$ 31,278		$ 49,931
Notional Amounts	2,664,755		4,169,284		3,864,488
Hedge ineffectiveness	640		(5,461)		5,283
Realized gains	28,668		35,988		45,004
Total earnings impact	29,308		30,527		50,287
Interest rate swaps
Derivatives, Fair Value [Line Items]
Derivative instruments	612	[1]	31,278	[1]	49,931	[1]
Notional Amounts	2,664,755	[1]	3,540,586	[1]	3,235,790	[1]
Other
Derivatives, Fair Value [Line Items]
Notional Amounts	$ 0	[2]	$ 628,698	[2]	$ 628,698	[2]

[1]	Interest rate swaps are hedged against certificates of deposit.
[2]	"Other" includes embedded derivatives bifurcated from investment securities.